Critical accounting judgments and key estimates and assumptions (Details)	12 Months Ended
Jun. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow forecast measurement period	5 years
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow forecast measurement period	5 years